Intangible Assets - Summary of Movements of Intellectual Property Right (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	€ 374	€ 435
Capital expenditures	0	0
Amortization charge for the year	(62)	(61)
Intangible assets, ending balance	312	374
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	860	860
Intangible assets, ending balance	860	860
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(486)	(425)
Intangible assets, ending balance	€ (548)	€ (486)